Condensed Consolidated Interim Statements of Stockholders' Equity (Deficiency) - USD ($)	Total	Previously Reported [Member]	TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Equity Line [Member]	ATM Facility [Member]	Common stock	Common stock Previously Reported [Member]	Common stock TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Common stock ATM Facility [Member]	Additional paid-in capital	Additional paid-in capital Previously Reported [Member]	Additional paid-in capital TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Additional paid-in capital Equity Line [Member]	Additional paid-in capital ATM Facility [Member]	Accumulated other comprehensive income	Accumulated other comprehensive income Previously Reported [Member]	Accumulated other comprehensive income TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Preferred stock	Preferred stock Previously Reported [Member]	Preferred stock TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Accumulated deficit	Accumulated deficit Previously Reported [Member]	Accumulated deficit TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Beginning Balance at Jun. 30, 2021		$ 10,581,000					$ 1,000				$ 106,853,000					$ 21,000			$ 14,931,000			$ (111,225,000)
Beginning Balance, shares at Jun. 30, 2021							655,000
Issuance of shares and warrants - net of issue costs		21,526,000									21,526,000
Issuance of shares and warrants - net of issue costs, shares							469,000
Conversion of Series C Preferred stock to common stock	$ 2,377,000										2,377,000								(2,377,000)
Conversion of Series C preferred stock to common stock, shares							56,000
Warrants issued for services		35,000									35,000
Exercise of 2020 Investor Warrants for cash		69,000									69,000
Exercise of 2020 Investor Warrants for Cash, shares							1,000
Exercise of pre-funded warrants for cash		5,000									5,000
Exercise of pre-funded warrants for cash, shares							96,000
Stock option expense		2,283,000									2,283,000
Series A Preferred cash dividend		(43,000)									(35,000)											(8,000)
Series C Preferred stock dividend											2,462,000											(2,462,000)
Series C Preferred stock dividend, shares							34,000
Loss for the period	(22,661,000)	(22,661,000)																				(22,661,000)
Net loss	(22,661,000)
Ending Balance at Jun. 30, 2022	$ 11,795,000	11,795,000				$ 1,000	$ 1,000			$ 135,575,000	135,575,000				$ 21,000	21,000		$ 12,554,000	12,554,000		$ (136,356,000)	(136,356,000)
Ending Balance, shares at Jun. 30, 2022	1,311,000						1,311,000
Beginning Balance at Dec. 31, 2021			$ (747,821)					$ 4,529				$ 49,033,610					$ (49,790,658)			$ 4,698
Beginning Balance, shares at Dec. 31, 2021								45,286,589												46,978,349
Loss for the period			$ (9,367,513)
Issuance of shares																				$ 25,153,030
Issuance of shares, shares			16,601,000									16,598,485								2,515
Issuance of preferred shares for stock prepayment			$ 5,600,000									$ 5,599,151								$ 849
Issuance of preferred shares for stock prepayment, share																				8,484,850
Stock compensation expense			218,275									218,275
Net loss			(9,367,513)														(9,367,513)
Ending Balance at Dec. 31, 2022	$ 6,598,000		12,303,941			2,000		$ 4,529		140,571,000		71,449,521			21,000		(59,158,171)	10,776,000		$ 8,062	(144,772,000)		$ (59,158,171)
Ending Balance, shares at Dec. 31, 2022	1,673,000							45,286,589												80,616,229
Beginning Balance at Jun. 30, 2022	$ 11,795,000	11,795,000				1,000	$ 1,000			135,575,000	135,575,000				21,000	21,000		12,554,000	12,554,000		(136,356,000)	(136,356,000)
Beginning Balance, shares at Jun. 30, 2022	1,311,000						1,311,000
Issuance of shares and warrants - net of issue costs	$ 1,903,000					1,000				1,902,000
Issuance of shares and warrants - net of issue costs, shares	262,000
Stock option expense	$ 518,000									518,000
Series A Preferred cash dividend	$ (2,000)																				(2,000)
Series C Preferred stock dividend										362,000											(362,000)
Series C Preferred stock dividend, shares	43,000
Loss for the period	$ (4,596,000)																				(4,596,000)
Ending Balance at Sep. 30, 2022	$ 9,618,000					2,000				138,357,000					21,000			12,554,000			(141,316,000)
Ending Balance, shares at Sep. 30, 2022	1,616,000
Beginning Balance at Jun. 30, 2022	$ 11,795,000	11,795,000				1,000	$ 1,000			135,575,000	135,575,000				21,000	21,000		12,554,000	12,554,000		(136,356,000)	(136,356,000)
Beginning Balance, shares at Jun. 30, 2022	1,311,000						1,311,000
Loss for the period	$ (11,314,000)
Net loss	(11,314,000)
Ending Balance at Mar. 31, 2023	$ 3,786,000		7,164,654			2,000		$ 6,559		141,156,000		85,017,136			21,000			10,645,000		$ 8,062	(148,038,000)		(77,867,103)
Ending Balance, shares at Mar. 31, 2023	1,692,000							65,589,619												80,616,229
Beginning Balance at Jun. 30, 2022	$ 11,795,000	$ 11,795,000				1,000	$ 1,000			135,575,000	$ 135,575,000				21,000	$ 21,000		12,554,000	$ 12,554,000		(136,356,000)	$ (136,356,000)
Beginning Balance, shares at Jun. 30, 2022	1,311,000						1,311,000
Issuance of shares and warrants - net of issue costs	$ 1,903,000					$ 1,000				1,902,000
Issuance of shares and warrants - net of issue costs, shares						262,000
Issuance of shares for services, shares						16,000
Issuance of shares for services	110,000									110,000
Conversion of Series C Preferred stock to common stock										1,909,000								(1,909,000)
Conversion of Series C preferred stock to common stock, shares						45,000
Additional shares issued on reverse stock split, shares						15,000
Stock option expense	1,490,000									1,490,000
Restricted stock unit expense	90,000									90,000
Series A Preferred cash dividend	(8,000)																				(8,000)
Series C Preferred stock dividend										362,000											(362,000)
Series C Preferred stock dividend, shares						43,000
Loss for the period	(14,649,000)																				(14,649,000)
Net loss	(14,649,000)
Ending Balance at Jun. 30, 2023	$ 731,000					$ 2,000				141,438,000					21,000			10,645,000			(151,375,000)
Ending Balance, shares at Jun. 30, 2023	1,692,000					1,692,000
Beginning Balance at Sep. 30, 2022	$ 9,618,000					$ 2,000				138,357,000					21,000			12,554,000			(141,316,000)
Beginning Balance, shares at Sep. 30, 2022	1,616,000
Conversion of Series C Preferred stock to common stock										1,778,000								(1,778,000)
Conversion of Series C preferred stock to common stock, shares	42,000
Additional shares issued on reverse stock split, shares	15,000
Stock option expense	$ 436,000									436,000
Series A Preferred cash dividend	(2,000)																				(2,000)
Loss for the period	(3,454,000)																				(3,454,000)
Ending Balance at Dec. 31, 2022	$ 6,598,000		12,303,941			2,000		$ 4,529		140,571,000		71,449,521			21,000		(59,158,171)	10,776,000		$ 8,062	(144,772,000)		(59,158,171)
Ending Balance, shares at Dec. 31, 2022	1,673,000							45,286,589												80,616,229
Issuance of shares for services, shares	16,000
Issuance of shares for services	$ 110,000									110,000
Conversion of Series C Preferred stock to common stock										131,000								(131,000)
Conversion of Series C preferred stock to common stock, shares	3,000
Stock option expense	$ 290,000									290,000
Restricted stock unit expense	54,000									54,000
Series A Preferred cash dividend	(2,000)																				(2,000)
Loss for the period	(3,264,000)		(18,708,932)																		(3,264,000)
Issuance of common shares for asset acquisition			13,400,000					$ 2,030				13,397,970
Issuance of common shares for asset acquisition, share								20,303,030
Stock compensation expense			169,645									169,645
Net loss	(3,264,000)		(18,708,932)																				(18,708,932)
Ending Balance at Mar. 31, 2023	$ 3,786,000		7,164,654			2,000		$ 6,559		141,156,000		85,017,136			21,000			10,645,000		$ 8,062	(148,038,000)		(77,867,103)
Ending Balance, shares at Mar. 31, 2023	1,692,000							65,589,619												80,616,229
Beginning Balance at Dec. 31, 2022	$ 6,598,000		12,303,941			2,000		$ 4,529		140,571,000		71,449,521			21,000		(59,158,171)	10,776,000		$ 8,062	(144,772,000)		(59,158,171)
Beginning Balance, shares at Dec. 31, 2022	1,673,000							45,286,589												80,616,229
Loss for the period			(29,316,826)
Issuance of common shares for asset acquisition			15,000,000					$ 2,272				14,997,728
Issuance of common shares for asset acquisition, share								22,727,272
Shares repurchased			(24,751)									(24,745)								$ (6)
Shares repurchased, share																				(55,000)
Stock compensation expense			478,890									478,890
Net loss			(29,316,826)														(29,316,826)
Ending Balance at Dec. 31, 2023	$ (164,000)		(1,558,746)			10,000		$ 6,801		145,090,000		86,901,394			21,000		(88,474,997)	10,252,000		$ 8,056	(155,537,000)		(88,474,997)
Ending Balance, shares at Dec. 31, 2023	10,167,000							68,013,861												80,561,229
Beginning Balance at Jun. 30, 2023	$ 731,000					$ 2,000				141,438,000					21,000			10,645,000			(151,375,000)
Beginning Balance, shares at Jun. 30, 2023	1,692,000					1,692,000
Conversion of Series C Preferred stock to common stock										37,000								(37,000)
Conversion of Series C preferred stock to common stock, shares	1,000
Stock option expense	$ 160,000									160,000
Restricted stock unit expense	47,000									47,000
Series A Preferred cash dividend	$ (2,000)																				(2,000)
Series C Preferred stock dividend										173,000											(173,000)
Series C Preferred stock dividend, shares	49,000
Loss for the period	$ (2,962,000)																				(2,962,000)
Issuance of shares on vesting of restricted stock units, shares	4,000
Ending Balance at Sep. 30, 2023	$ (2,026,000)					$ 2,000				141,855,000					21,000			10,608,000			(154,512,000)
Ending Balance, shares at Sep. 30, 2023	1,746,000
Beginning Balance at Jun. 30, 2023	$ 731,000					$ 2,000				141,438,000					21,000			10,645,000			(151,375,000)
Beginning Balance, shares at Jun. 30, 2023	1,692,000					1,692,000
Loss for the period	$ (5,996,000)
Net loss	(5,996,000)
Ending Balance at Mar. 31, 2024	$ 5,922,000		(6,066,283)			$ 55,000		$ 6,807		153,144,000		87,235,992			21,000			10,252,000		$ 8,056	(157,550,000)		(93,317,139)
Ending Balance, shares at Mar. 31, 2024	55,305,000							68,074,466												80,561,229
Beginning Balance at Sep. 30, 2023	$ (2,026,000)					2,000				141,855,000					21,000			10,608,000			(154,512,000)
Beginning Balance, shares at Sep. 30, 2023	1,746,000
Conversion of Series C Preferred stock to common stock										356,000								(356,000)
Conversion of Series C preferred stock to common stock, shares	8,000
Stock option expense	$ 165,000									165,000
Restricted stock unit expense	38,000									38,000
Series A Preferred cash dividend	(2,000)																				(2,000)
Loss for the period	(1,023,000)																				(1,023,000)
Issuance of shares				$ 105,000	$ 2,579,000				$ 8,000				$ 105,000	$ 2,571,000
Issuance of shares, shares				400,000	8,013,000
Ending Balance at Dec. 31, 2023	$ (164,000)		$ (1,558,746)			10,000		$ 6,801		145,090,000		86,901,394			21,000		$ (88,474,997)	10,252,000		$ 8,056	(155,537,000)		(88,474,997)
Ending Balance, shares at Dec. 31, 2023	10,167,000							68,013,861												80,561,229
Stock options exercised								$ 6				(6)
Stock options exercised, Shares			250,000					60,605
Stock option expense	$ 156,000									156,000
Restricted stock unit expense	51,000									51,000
Series A Preferred cash dividend	(2,000)																				(2,000)
Loss for the period	(2,011,000)		$ (4,842,142)																		(2,011,000)
Issuance of shares					$ 7,892,000				$ 45,000					$ 7,847,000
Issuance of shares, shares					45,138,000
Stock compensation expense			334,604									334,604
Net loss	(2,011,000)		(4,842,142)																				(4,842,142)
Ending Balance at Mar. 31, 2024	$ 5,922,000		$ (6,066,283)			$ 55,000		$ 6,807		$ 153,144,000		$ 87,235,992			$ 21,000			$ 10,252,000		$ 8,056	$ (157,550,000)		$ (93,317,139)
Ending Balance, shares at Mar. 31, 2024	55,305,000							68,074,466												80,561,229